Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock par value (in Dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,760,557	3,760,557
Treasury stock, shares	451,218	392,822